NATIONWIDE®

VARIABLE

ACCOUNT-11

Annual Report

to

Contract Owners

December 31, 2007

NATIONWIDE LIFE INSURANCE COMPANY

HOME OFFICE: COLUMBUS, OHIO

APO–5396 –12/07

NATIONWIDE VARIABLE ACCOUNT-11

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY

December 31, 2007

Assets:
Investments at fair value:
Federated IS – American Leaders Fund II – Primary Shares (FedAmLead)
269,363 shares (cost $4,941,507)	$4,614,181
Federated IS – Capital Appreciation Fund II – Primary Shares (FedCapAp)
547,920 shares (cost $2,932,449)	4,049,131
Federated IS – Capital Income Fund II (FedCapInc)
59,321 shares (cost $546,835)	570,666
Federated IS – Equity Income Fund II (FedEqInc)
251,097 shares (cost $3,180,109)	4,070,276
Federated IS – Fund for US Government Securities II (FedGvtSec)
49,989 shares (cost $569,041)	576,375
Federated IS – High Income Bond Fund II – Primary Shares (FedHiInc)
247,597 shares (cost $1,894,342)	1,854,499
Federated IS – International Equity Fund II (FedIntEq)
44,288 shares (cost $734,967)	828,630
Federated IS – Kaufmann Fund II – Primary Shares (FedKaufmann)
234,599 shares (cost $2,922,682)	4,415,159
Federated IS – Mid Cap Growth Strategies Fund II (FedMidCpGr2)
11,057 shares (cost $271,991)	334,594
Federated IS – Prime Money Fund II (FedPriMony)
1,309,741 shares (cost $1,309,741)	1,309,741
Federated IS – Quality Bond Fund II – Primary Shares (FedQualBd)
106,567 shares (cost $1,202,385)	1,208,475

Total investments	23,831,727
Accounts receivable	—

Total assets	23,831,727
Accounts payable	310

Contract owners’ equity (note 4)	$23,831,417

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-11

STATEMENTS OF OPERATIONS

Year Ended December 31, 2007

	Total	FedAmLead	FedCapAp	FedCapInc	FedEqInc	FedGvtSec	FedHiInc	FedIntEq
Investment activity:
Reinvested dividends	$598,582	87,377	34,061	28,215	126,273	33,525	162,643	1,375
Mortality and expense risk charges (note 2)	(284,327)	(61,469)	(45,120)	(6,635)	(48,415)	(7,348)	(22,838)	(9,044)

Net investment income (loss)	314,255	25,908	(11,059)	21,580	77,858	26,177	139,805	(7,669)

Proceeds from mutual fund shares sold	6,288,646	1,271,476	818,918	255,885	858,045	280,243	352,316	299,070
Cost of mutual fund shares sold	(4,837,775)	(1,025,407)	(510,442)	(231,445)	(561,663)	(296,127)	(357,965)	(209,732)

Realized gain (loss) on investments	1,450,871	246,069	308,476	24,440	296,382	(15,884)	(5,649)	89,338
Change in unrealized gain (loss) on investments	(1,731,813)	(1,495,636)	64,210	(28,273)	(329,663)	20,175	(85,746)	(18,768)

Net gain (loss) on investments	(280,942)	(1,249,567)	372,686	(3,833)	(33,281)	4,291	(91,395)	70,570

Reinvested capital gains	900,113	651,025	—	—	—	—	—	—

Net increase (decrease) in contract owners’ equity resulting from operations	$933,426	(572,634)	361,627	17,747	44,577	30,468	48,410	62,901

	FedKaufmann	FedMidCpGr2	FedPriMony	FedQualBd
Investment activity:
Reinvested dividends	$—	—	67,464	57,649
Mortality and expense risk charges (note 2)	(48,490)	(4,305)	(16,341)	(14,322)

Net investment income (loss)	(48,490)	(4,305)	51,123	43,327

Proceeds from mutual fund shares sold	1,059,467	153,834	755,438	183,954
Cost of mutual fund shares sold	(595,537)	(102,640)	(755,438)	(191,379)

Realized gain (loss) on investments	463,930	51,194	—	(7,425)
Change in unrealized gain (loss) on investments	127,318	1,706	—	12,864

Net gain (loss) on investments	591,248	52,900	—	5,439

Reinvested capital gains	249,088	—	—	—

Net increase (decrease) in contract owners’ equity resulting from operations	$791,846	48,595	51,123	48,766

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-11

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2007 and 2006

	Total		FedAmLead		FedCapAp		FedCapInc
	2007	2006	2007	2006	2007	2006	2007	2006
Investment activity:
Net investment income (loss)	$314,255	350,381	25,908	31,725	(11,059)	(10,022)	21,580	28,579
Realized gain (loss) on investments	1,450,871	1,235,670	246,069	276,460	308,476	196,367	24,440	58,676
Change in unrealized gain (loss) on investments	(1,731,813)	958,196	(1,495,636)	(218,232)	64,210	397,844	(28,273)	4,111
Reinvested capital gains	900,113	872,978	651,025	811,340	—	—	—	—

Net increase (decrease) in contract owners’ equity resulting from operations	933,426	3,417,225	(572,634)	901,293	361,627	584,189	17,747	91,366

Equity transactions:
Purchase payments received from contract owners (note 3)	209,555	130,518	35,802	58,285	27,360	8,279	41,122	5,025
Transfers between funds	—	—	(407,024)	(179,614)	14,478	(157,827)	128,755	171,071
Redemptions (note 3)	(3,974,373)	(3,833,975)	(815,638)	(961,251)	(635,665)	(432,001)	(183,072)	(361,273)
Annual contract maintenance charges (note 2)	(4,032)	(4,546)	(910)	(1,091)	(652)	(731)	(99)	(69)
Contingent deferred sales charges (note 2)	(15,674)	(15,711)	(1,512)	(3,923)	(1,748)	(3,278)	(218)	—
Adjustments to maintain reserves	(228)	(544)	(59)	(4)	(59)	(86)	(65)	8

Net equity transactions	(3,784,752)	(3,724,258)	(1,189,341)	(1,087,598)	(596,286)	(585,644)	(13,577)	(185,238)

Net change in contract owners’ equity	(2,851,326)	(307,033)	(1,761,975)	(186,305)	(234,659)	(1,455)	4,170	(93,872)
Contract owners’ equity beginning of period	26,682,743	26,989,776	6,376,141	6,562,446	4,283,729	4,285,184	566,473	660,345

Contract owners’ equity end of period	$23,831,417	26,682,743	4,614,166	6,376,141	4,049,070	4,283,729	570,643	566,473

CHANGES IN UNITS:
Beginning units	1,945,518	2,239,206	466,473	554,363	336,718	387,188	43,084	57,312

Units purchased	179,583	217,731	4,912	12,460	13,667	9,905	17,782	22,811
Units redeemed	(442,599)	(511,419)	(93,123)	(100,350)	(57,250)	(60,375)	(18,663)	(37,039)

Ending units	1,682,502	1,945,518	378,262	466,473	293,135	336,718	42,203	43,084

(Continued)

NATIONWIDE VARIABLE ACCOUNT-11

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2007 and 2006

	FedEqInc		FedGvtSec		FedHiInc		FedIntEq
	2007	2006	2007	2006	2007	2006	2007	2006
Investment activity:
Net investment income (loss)	$77,858	49,250	26,177	26,034	139,805	194,102	(7,669)	(6,149)
Realized gain (loss) on investments	296,382	281,719	(15,884)	(12,120)	(5,649)	(3,188)	89,338	62,991
Change in unrealized gain (loss) on investments	(329,663)	535,401	20,175	11,189	(85,746)	7,195	(18,768)	41,247
Reinvested capital gains	—	—	—	—	—	—	—	—

Net increase (decrease) in contract owners’ equity resulting from operations	44,577	866,370	30,468	25,103	48,410	198,109	62,901	98,089

Equity transactions:
Purchase payments received from contract owners (note 3)	27,044	2,779	1,238	344	6,102	1,746	272	5,120
Transfers between funds	32,279	115,584	62,557	(22,872)	(25,018)	(199,637)	234,559	166,152
Redemptions (note 3)	(593,230)	(594,791)	(265,090)	(131,610)	(235,251)	(332,773)	(198,096)	(94,301)
Annual contract maintenance charges (note 2)	(613)	(648)	(116)	(143)	(394)	(427)	(83)	(76)
Contingent deferred sales charges (note 2)	(1,335)	(2,235)	(1,828)	(130)	(1,222)	(1,051)	(564)	(91)
Adjustments to maintain reserves	(10)	(31)	19	(15)	(21)	(24)	13	(102)

Net equity transactions	(535,865)	(479,342)	(203,220)	(154,426)	(255,804)	(532,166)	36,101	76,702

Net change in contract owners’ equity	(491,288)	387,028	(172,752)	(129,323)	(207,394)	(334,057)	99,002	174,791
Contract owners’ equity beginning of period	4,561,560	4,174,532	749,146	878,469	2,061,877	2,395,934	729,616	554,825

Contract owners’ equity end of period	$4,070,272	4,561,560	576,394	749,146	1,854,483	2,061,877	828,618	729,616

CHANGES IN UNITS:
Beginning units	305,737	340,574	66,369	79,931	145,274	184,752	50,409	45,130

Units purchased	18,657	23,045	6,200	3,255	5,704	15,545	21,202	25,169
Units redeemed	(53,772)	(57,882)	(23,938)	(16,817)	(23,107)	(55,023)	(18,664)	(19,890)

Ending units	270,622	305,737	48,631	66,369	127,871	145,274	52,947	50,409

(Continued)

NATIONWIDE VARIABLE ACCOUNT-11

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2007 and 2006

	FedKaufmann		FedMidCpGr2		FedPriMony		FedQualBd
	2007	2006	2007	2006	2007	2006	2007	2006
Investment activity:
Net investment income (loss)	$(48,490)	(47,407)	(4,305)	(4,655)	51,123	47,627	43,327	41,297
Realized gain (loss) on investments	463,930	347,734	51,194	54,509	—	—	(7,425)	(27,478)
Change in unrealized gain (loss) on investments	127,318	186,378	1,706	(30,984)	—	—	12,864	24,047
Reinvested capital gains	249,088	61,638	—	—	—	—	—	—

Net increase (decrease) in contract owners’ equity resulting from operations	791,846	548,343	48,595	18,870	51,123	47,627	48,766	37,866

Equity transactions:
Purchase payments received from contract owners (note 3)	13,429	16,672	10,162	5,369	28,465	25,395	18,559	1,504
Transfers between funds	(167,263)	37,556	(1,408)	24,679	36,470	80,339	91,615	(35,431)
Redemptions (note 3)	(673,975)	(499,658)	(86,689)	(61,492)	(162,230)	(131,579)	(125,437)	(233,246)
Annual contract maintenance charges (note 2)	(676)	(778)	(66)	(55)	(198)	(257)	(225)	(271)
Contingent deferred sales charges (note 2)	(5,298)	(3,759)	(318)	(95)	(894)	(757)	(737)	(392)
Adjustments to maintain reserves	(7)	(147)	(31)	(63)	24	(53)	(32)	(27)

Net equity transactions	(833,790)	(450,114)	(78,350)	(31,657)	(98,363)	(26,912)	(16,257)	(267,863)

Net change in contract owners’ equity	(41,944)	98,229	(29,755)	(12,787)	(47,240)	20,715	32,509	(229,997)
Contract owners’ equity beginning of period	4,456,925	4,358,696	364,338	377,125	1,356,996	1,336,281	1,175,942	1,405,939

Contract owners’ equity end of period	$4,414,981	4,456,925	334,583	364,338	1,309,756	1,356,996	1,208,451	1,175,942

CHANGES IN UNITS:
Beginning units	275,846	306,321	23,826	26,358	130,030	132,318	101,752	124,959

Units purchased	10,570	17,964	3,952	8,947	63,400	59,805	13,537	18,825
Units redeemed	(58,055)	(48,439)	(8,945)	(11,479)	(72,142)	(62,093)	(14,940)	(42,032)

Ending units	228,361	275,846	18,833	23,826	121,288	130,030	100,349	101,752

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-11

NOTES TO FINANCIAL STATEMENTS

December 31, 2007 and 2006

(1)	Background and Summary of Significant Accounting Policies

(a)	Organization and Nature of Operations

Nationwide Variable Account-11 (the Account) was established pursuant to a resolution of the Board of Directors of Nationwide Life Insurance Company (the Company) on December 15, 1999 and commenced operations on August 2, 2002. The Account is registered as a unit investment trust under the Investment Company Act of 1940.

The Company offers Individual Deferred Variable Annuity Contracts through the Account. The contracts are distributed by the Company and marketed exclusively through Federated Investors.

(b)	The Contracts

Contract owners in either the accumulation or payout phase may invest in any of the following:

Portfolios of the Federated Insurance Series (Federated IS);

Federated IS – American Leaders Fund II – Primary Shares (FedAmLead)

Federated IS – Capital Appreciation Fund II – Primary Shares (FedCapAp)

Federated IS – Capital Income Fund II (FedCapInc)

Federated IS – Equity Income Fund II (FedEqInc)

Federated IS – Fund for US Government Securities II (FedGvtSec)

Federated IS – High Income Bond Fund II – Primary Shares (FedHiInc)

Federated IS – International Equity Fund II (FedIntEq)

Federated IS – Kaufmann Fund II – Primary Shares (FedKaufmann)

Federated IS – Mid Cap Growth Strategies Fund II (FedMidCpGr2)

Federated IS – Prime Money Fund II (FedPriMony)

Federated IS – Quality Bond Fund II – Primary Shares (FedQualBd)

Federated IS – Total Return Bond Fund II (FedTotRe)*

*	At December 31, 2007, contract owners were not invested in this fund.

The contract owners’ equity is affected by the investment results of each fund, equity transactions by contract owners and certain contract expenses (see note 2). The accompanying financial statements include only contract owners’ purchase payments pertaining to the variable portions of their contracts and exclude any purchase payments for fixed dollar benefits, the latter being included in the accounts of the Company.

A contract owner may choose from among a number of different underlying mutual fund options. The underlying mutual fund options are not available to the general public directly. The underlying mutual funds are available as investment options in variable life insurance policies or variable annuity contracts issued by life insurance companies or, in some cases, through participation in certain qualified pension or retirement plans.

Some of the underlying mutual funds have been established by investment advisers which manage publicly traded mutual funds having similar names and investment objectives. While some of the underlying mutual funds may be similar to, and may in fact be modeled after, publicly traded mutual funds, the underlying mutual funds are not otherwise directly related to any publicly traded mutual fund. Consequently, the investment performance of publicly traded mutual funds and any corresponding underlying mutual funds may differ substantially.

(Continued)

NATIONWIDE VARIABLE ACCOUNT-11 (NOTES TO FINANCIAL STATEMENTS, Continued)

(c)	Security Valuation, Transactions and Related Investment Income

Investments in underlying mutual funds are valued based on the closing net asset value per share at December 31, 2007 of such funds, which value their investment securities at fair value. The cost of investments sold is determined on a First in – First out basis. Investment transactions are accounted for on the trade date (date the order to buy or sell is executed) and dividends (which include capital gain distributions) are accrued as of the ex-dividend date and are reinvested in the underlying mutual funds.

(d)	Federal Income Taxes

Operations of the Account form a part of, and are taxed with, operations of the Company which is taxed as a life insurance company under the Internal Revenue Code.

The Company does not provide for income taxes within the Account. Taxes are the responsibility of the contract owner upon termination or withdrawal.

(e)	Use of Estimates in the Preparation of Financial Statements

The preparation of financial statements in conformity with U.S. generally accepted accounting principles may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities, if any, at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

(f)	New Accounting Pronouncement

In September 2006, the FASB issued SFAS 157, Fair Value Measurements (SFAS 157). SFAS 157 provides enhanced guidance for using fair value to measure assets and liabilities and requires new disclosures about fair value measurements. SFAS 157 also provides guidance regarding the extent to which companies measure assets and liabilities at fair value, the information used to measure fair value, and the effect of fair value measurements on earnings. For assets and liabilities that are measured at fair value on a recurring basis in periods subsequent to initial recognition, the reporting entity shall disclose information that enables financial statement users to assess the inputs used to develop those measurements. SFAS 157 applies whenever other standards require (or permit) assets or liabilities to be measured at fair value but does not expand the use of fair value in any new circumstances. SFAS 157 is effective for fiscal years beginning after November 15, 2007, and interim periods within those fiscal years, with early adoption permitted. The Company will adopt SFAS 157 effective January 1, 2008. SFAS 157 is not expected to have a material impact on the Company’s financial position or results of operations upon adoption.

(Continued)

NATIONWIDE VARIABLE ACCOUNT-11 (NOTES TO FINANCIAL STATEMENTS, Continued)

(2)	Expenses

For Premium Deferred Variable Annuity contracts, the Company does not deduct a sales charge from purchase payments received from the contract owners. However, if any part of the contract value of such contracts is surrendered, the Company will, with certain exceptions, deduct from a contract owners’ contract value a contingent deferred sales charge not to exceed 7% of the purchase payments surrendered. This charge declines 1% per year. After the purchase payment has been held in the contract for 7 years the charge is 0%. No sales charges are deducted on redemptions used to purchase units in the fixed investment options of the Company.

For the Deferred Variable Annuity contracts, a sales charge of up to 5.5% is deducted from each purchase payment. The sales charge declines based upon the amount of the cumulative qualifying purchase payment, which may include certain deposits made to other qualifying investments in addition to the deposits made to the contract. An additional sales charge of 0.5% is applied against any purchase payments in excess of $1 million that are withdrawn within one year of deposit to the contract. No sales charges are deducted on redemptions used to purchase units in the fixed investment options of the Company.

The Company may deduct an annual contract maintenance charge of $40, depending on the amount of assets in the contract, which is satisfied by surrendering units.

The Company deducts a mortality and expense risk charge assessed through the daily unit value calculation. The Option table below illustrates the annual rate for all contract level charges by product, as well as the maximum variable account charge per product. The table also summarizes the contract level options available to contract holders. The options and related charges are described in more detail in the applicable product prospectus.

Nationwide Variable Account-11 Options

	Deferred	Premium Deferred
Variable Account Charges – Recurring	0.80%	1.20%
Death Benefit Option:
Greater of One-Year or 5% Enhanced	0.15%	0.15%

If death before annuitization, benefit will be greatest of (i) contract value,

(ii) lessor of purchase payments less surrenders or 2 times the contract value as of the date death benefit is calculated,

(iii) highest contract value before 86th birthday less surrenders or (iv) the 5% interest anniversary value.

Beneficiary Protector Option	0.40%	0.40%
Upon annuitant death, in addition to any death benefit payable, an additional amount will be credited to contract.
Maximum Variable Account Charges *:	1.35%	1.75%

*	When maximum options are elected.

(Continued)

NATIONWIDE VARIABLE ACCOUNT-11 (NOTES TO FINANCIAL STATEMENTS, Continued)

The following table provides mortality and expense risk charges by asset fee rates for the period ended December 31, 2007:

	Total	FedAmLead	FedCapAp	FedCapInc	FedEqInc	FedGvtSec	FedHiInc	FedIntEq
0.80%	$72,287	16,968	14,960	1,765	12,843	714	4,213	2,314
0.95%	11,960	2,349	1,333	1,502	2,061	326	803	1,072
1.20%	116,361	26,557	17,654	1,285	17,450	3,427	10,274	2,522
1.35%	71,128	13,827	8,990	1,665	14,831	2,397	6,235	2,557
1.75%	12,591	1,768	2,183	418	1,230	484	1,313	579

Totals	$284,327	61,469	45,120	6,635	48,415	7,348	22,838	9,044

	FedKaufmann	FedMidCpGr2	FedPriMony	FedQualBd
0.80%	$13,103	433	3,457	1,517
0.95%	1,433	213	154	714
1.20%	20,449	949	8,206	7,588
1.35%	10,118	2,352	4,071	4,085
1.75%	3,387	358	453	418

Totals	$48,490	4,305	16,341	14,322

(3)	Related Party Transactions

The Company performs various services on behalf of the Mutual Fund Companies in which the Account invests and may receive fees for the services performed. These services include, among other things, shareholder communications, preparation, postage, fund transfer agency and various other record keeping and customer service functions. These fees are paid to an affiliate of the Company.

Contract owners may, with certain restrictions, transfer their assets between the Account and a fixed dollar contract (fixed account) maintained in the accounts of the Company. The fixed account assets are not reflected in the accompanying financial statements. In addition, the Account portion of contract owner loans is transferred to the accounts of the Company for administration and collection. Loan repayments are transferred to the Account at the direction of the contract owner. For the years ended December 31, 2007 and 2006, total transfers to the Account from the fixed account were $179,306 and $90,961, respectively, and total transfers from the Account to the fixed account were $187,393 and $26,807, respectively. Transfers from the Account to the fixed account are included in redemptions, and transfers to the Account from the fixed account are included in purchase payments received from contract owners, as applicable, on the accompanying Statements of Changes in Contract Owners’ Equity.

(Continued)

NATIONWIDE VARIABLE ACCOUNT-11 (NOTES TO FINANCIAL STATEMENTS, Continued)

(4)	Financial Highlights

The Company offers several variable annuity products through the Account that have unique combinations of features and fees that are assessed to the contract owner. Differences in fee structures result in a variety of contract expense rates, unit fair values and total returns. The following tabular presentation is a summary of units, unit fair values and contract owners’ equity outstanding for variable annuity contracts as of the end of the periods indicated, and contract expense rate, investment income ratio and total return for each period in the five-year period ended December 31, 2007. The information is presented as a range of minimum to maximum values based upon product grouping. The range is determined by identifying the lowest and the highest contract expense rate. The unit fair values and total returns related to these identified contract expense rates are also disclosed as a range below. Accordingly, some individual contract amounts may not be within the ranges presented.

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***
Federated IS –American Leaders Fund II –Primary Shares
2007	0.80% to 1.75%	378,262	$12.40 to 11.75	$4,614,166	1.59%	-10.39% to -11.25%
2006	0.80% to 1.75%	466,473	13.84 to 13.24	6,376,141	1.52%	15.88% to 14.77%
2005	0.80% to 1.75%	554,363	11.94 to 11.54	6,562,446	1.48%	4.18% to 3.19%
2004	0.80% to 1.75%	574,522	11.46 to 11.18	6,545,002	1.37%	8.90% to 7.86%
2003	0.80% to 1.75%	532,185	10.53 to 10.37	5,581,921	0.92%	26.68% to 25.46%
Federated IS –Capital Appreciation Fund II –Primary Shares
2007	0.80% to 1.75%	293,135	14.03 to 13.29	4,049,070	0.82%	9.00% to 7.95%
2006	0.80% to 1.75%	336,718	12.87 to 12.32	4,283,729	0.78%	15.29% to 14.19%
2005	0.80% to 1.75%	387,188	11.16 to 10.79	4,285,184	1.02%	1.10% to 0.14%
2004	0.80% to 1.75%	419,739	11.04 to 10.77	4,606,561	0.55%	6.54% to 5.52%
2003	0.80% to 1.75%	383,347	10.36 to 10.21	3,958,698	0.29%	22.93% to 21.75%
Federated IS – Capital Income Fund II
2007	0.80% to 1.75%	42,203	13.74 to 13.02	570,643	4.96%	3.20% to 2.21%
2006	0.80% to 1.75%	43,084	13.31 to 12.74	566,473	5.70%	14.72% to 13.62%
2005	0.80% to 1.75%	57,312	11.60 to 11.21	660,345	4.28%	5.44% to 4.43%
2004	0.80% to 1.75%	43,589	11.00 to 10.73	477,355	4.07%	9.04% to 8.00%
2003	0.80% to 1.75%	30,435	10.09 to 9.94	306,272	0.32%	19.71% to 18.56%
Federated IS – Equity Income Fund II
2007	0.80% to 1.75%	270,622	15.30 to 14.50	4,070,272	2.93%	1.23% to 0.26%
2006	0.80% to 1.75%	305,737	15.11 to 14.46	4,561,560	2.19%	22.15% to 20.99%
2005	0.80% to 1.75%	340,574	12.37 to 11.95	4,174,532	2.20%	2.51% to 1.53%
2004	0.80% to 1.75%	367,233	12.07 to 11.77	4,403,900	1.82%	11.94% to 10.87%
2003	0.80% to 1.75%	322,353	10.78 to 10.62	3,463,008	1.04%	26.26% to 25.05%
Federated IS – Fund for US Government Securities II
2007	0.80% to 1.75%	48,631	12.12 to 11.49	576,394	5.06%	5.43% to 4.42%
2006	0.80% to 1.75%	66,369	11.50 to 11.00	749,146	4.40%	3.31% to 2.32%
2005	0.80% to 1.75%	79,931	11.13 to 10.75	878,469	4.22%	1.21% to 0.25%
2004	0.80% to 1.75%	72,957	11.00 to 10.73	794,099	4.44%	2.78% to 1.80%
2003	0.80% to 1.75%	73,085	10.70 to 10.54	777,002	3.35%	1.55% to 0.57%
Federated IS – High Income Bond Fund II – Primary Shares
2007	0.80% to 1.75%	127,871	14.79 to 14.02	1,854,483	8.31%	2.60% to 1.61%
2006	0.80% to 1.75%	145,274	14.42 to 13.80	2,061,877	9.82%	9.92% to 8.87%
2005	0.80% to 1.75%	184,752	13.12 to 12.67	2,395,934	8.09%	1.84% to 0.86%
2004	0.80% to 1.75%	205,696	12.88 to 12.56	2,628,583	6.88%	9.58% to 8.53%
2003	0.80% to 1.75%	179,584	11.75 to 11.58	2,101,220	3.94%	21.24% to 20.08%
Federated IS – International Equity Fund II
2007	0.80% to 1.75%	52,947	15.93 to 15.10	828,618	0.18%	8.67% to 7.62%
2006	0.80% to 1.75%	50,409	14.66 to 14.03	729,616	0.19%	17.94% to 16.82%
2005	0.80% to 1.75%	45,130	12.43 to 12.01	554,825	0.00%	8.21% to 7.17%
2004	0.80% to 1.75%	43,192	11.49 to 11.21	492,371	0.00%	13.15% to 12.07%
2003	0.80% to 1.75%	30,778	10.15 to 10.00	311,114	0.00%	30.81% to 29.55%
Federated IS – Kaufmann Fund II – Primary Shares
2007	0.80% to 1.75%	228,361	19.67 to 18.64	4,414,981	0.00%	20.06% to 18.91%
2006	0.80% to 1.75%	275,846	16.38 to 15.67	4,456,925	0.00%	13.96% to 12.87%
2005	0.80% to 1.75%	306,321	14.37 to 13.89	4,358,696	0.00%	10.36% to 9.30%
2004	0.80% to 1.75%	314,321	13.03 to 12.71	4,064,236	0.00%	13.74% to 12.65%
2003	0.80% to 1.75%	306,045	11.45 to 11.28	3,488,946	0.00%	38.59% to 37.26%

(Continued)

NATIONWIDE VARIABLE ACCOUNT-11 (NOTES TO FINANCIAL STATEMENTS, Continued)

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***
Federated IS – Mid Cap Growth Strategies Fund II
2007	0.80% to 1.75%	18,833	$18.22 to 17.27	$334,583	0.00%	17.07% to 15.94%
2006	0.80% to 1.75%	23,826	15.56 to 14.89	364,338	0.00%	7.37% to 6.34%
2005	0.80% to 1.75%	26,358	14.50 to 14.01	377,125	0.00%	11.80% to 10.74%
2004	0.80% to 1.75%	27,178	12.97 to 12.65	349,101	0.00%	14.51% to 13.41%
2003	0.80% to 1.75%	20,498	11.32 to 11.15	230,934	0.00%	38.96% to 37.63%
Federated IS – Prime Money Fund II
2007	0.80% to 1.75%	121,288	11.00 to 10.42	1,309,756	5.06%	3.93% to 2.93%
2006	0.80% to 1.75%	130,030	10.58 to 10.13	1,356,996	4.71%	3.68% to 2.69%
2005	0.80% to 1.75%	132,318	10.21 to 9.86	1,336,281	2.44%	1.88% to 0.91%
2004	0.80% to 1.75%	191,079	10.02 to 9.77	1,900,805	0.37%	0.01% to -0.95%
2003	0.80% to 1.75%	33,546	10.02 to 9.87	333,850	0.91%	-0.12% to -1.08%
Federated IS – Quality Bond Fund II – Primary Shares
2007	0.80% to 1.75%	100,349	12.30 to 11.65	1,208,451	4.84%	4.54% to 3.53%
2006	0.80% to 1.75%	101,752	11.76 to 11.25	1,175,942	4.37%	3.32% to 2.34%
2005	0.80% to 1.75%	124,959	11.38 to 11.00	1,405,939	4.08%	0.49% to -0.47%
2004	0.80% to 1.75%	119,715	11.33 to 11.05	1,344,911	3.81%	2.79% to 1.81%
2003	0.80% to 1.75%	89,008	11.02 to 10.85	976,472	2.43%	3.81% to 2.81%
Federated IS – Total Return Bond Fund II
2003	0.80% to 1.75%	198,906	10.83 to 10.66	2,144,626	0.01%	2.51% to 1.53%

2007 Contract owners’ equity				$23,831,417

2006 Contract owners’ equity				$26,682,743

2005 Contract owners’ equity				$26,989,776

2004 Contract owners’ equity				$27,606,924

2003 Contract owners’ equity	.			$23,674,063

*	This represents the range of annual contract expense rates of the variable account for the period indicated and includes only those expenses that are charged through a reduction in the unit values. Excluded are expenses of the underlying mutual funds and charges made directly to contract owner accounts through the redemption of units.
**	This represents the dividends for the period indicated, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by average net assets. The ratios exclude those expenses, such as mortality and expense charges or annual contract maintenance charges, that result in direct reductions to the contractholder accounts through reductions in unit values or redemption of units. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest.
***	This represents the range of minimum and maximum total returns for the period indicated, including changes in the value of the underlying mutual fund, which reflects the reduction of unit value for expenses assessed. It does not include any expenses assessed through the redemption of units, the inclusion of which would result in a reduction of the total return presented.

Report of Independent Registered Public Accounting Firm

The Board of Directors of Nationwide Life Insurance Company and

    Contract Owners of Nationwide Variable Account-11:

We have audited the accompanying statement of assets, liabilities and contract owners’ equity of Nationwide Variable Account-11 (comprised of the sub-accounts listed in note 1(b) (collectively, “the Accounts”)) as of December 31, 2007, and the related statements of operations and changes in contract owners’ equity, and the financial highlights for each of the periods indicated herein. These financial statements and financial highlights are the responsibility of the Accounts’ management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2007, by correspondence with the transfer agents of the underlying mutual funds. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Accounts as of December 31, 2007, and the results of their operations, changes in contract owners’ equity, and financial highlights for each of the periods indicated herein, in conformity with U.S. generally accepted accounting principles.

/s/ KPMG LLP

Columbus, Ohio

March 18, 2008

NATIONWIDE LIFE INSURANCE COMPANY HOME OFFICE: ONE NATIONWIDE PLAZA • COLUMBUS, OHIO 43215-2220	PRSRT STD U.S. POSTAGE PAID NATIONWIDE

Nationwide® is a registered federal service mark of Nationwide Mutual Insurance Company